Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock, Authorized	50,000,000	50,000,000
Preferred Stock, par value	$ 0.0001	$ 0.001
Preferred Stock, issued
Preferred Stock, outstanding
Common Stock, Authorized	500,000,000	500,000,000
Common Stock, par value	$ 0.0001	$ 0.001
Common Stock, issued	20,000,000	20,000,000
Common Stock, outstanding	20,000,000	20,000,000